Balances and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Summary of Related Party Transactions
The following is a summary of transactions and balances of related parties for the periods ended December 31, 2020 and 2019:

Company	Country	December 31, 2020				December 31, 2019
		Receivables	Payables	Revenues	Expenses	Receivables	Payables	Revenues	Expenses
OceanAir Linhas Aéreas. S.A.	Brasil	—	1,994	124	2,653	2,906	2,178	6,988	26,712
Opera Transporte y logística Integral S.A.S.	Colombia	—	443	—	3,329	—	448	6	4,390
Empresariales S.A.S.	Colombia	—	279	—	1,111	—	475	—	2,755
Global Operadora Hotelera S.A.S	Colombia	3	4	2	90	4	368	6	2,532
Corp Hotelera Internac.. S.A.	El Salvador	—	62	—	—	—	131	—	731
Servicios Aéreos Nacionales S.A.	Costa Rica	—	—	—	—	180	104	213	—
Turbo Leasing Corp.	Bahamas	—	—	—	—	196	—	196	—
Other		154	—	—	19	62	9	3	58

Subtotal		$157	$2,782	$126	$7,202	$3,348	$3,713	$7,412	$37,178

		Receivables	Payables			Receivables	Payables
Short–term		$157	$2,782			$3,348	$3,713

Disclosure of Transaction of Related Party, Nature of Services
The following is a description of the nature of the services provided by and for related parties. These transactions include:

Related party	Nature of Services

Hotelería Internacional S.A. Global Operadora Hotelera S.A.S Corporación Hotelera Internacional, S.A.	Accommodation services for crews and employees of the Companies.

Empresariales S.A.S.	Transportation services for employees of Avianca, S.A.

OceanAir Linhas Aéreas, S.A. – in judicial reorganization

On July 14, 2020, OceanAir was declared bankrupt.

All contracts to date are not in force given the current situation of OceanAir and are not being executed, therefore, Avianca sent OceanAir a notification of termination of the contracts, so there are no more commercial relationships between the companies.

Opera Transporte y logística Integral SAS, before Transportadora del Meta S.A.S.	It provides Avianca, S.A. ground transportation services for cargo / courier shipments

Summary of Key Management Personnel Short-Term Compensation
Following the detail for short-term compensation:

	For the year ended December 31, 2020	For the year ended December 31, 2019
Salaries	$9,249	$12,467
Bonuses	9,731	6,658
Social benefits	4,638	2,149
Compensation	18	222
Others	757	906

Total	$24,393	$22,402